Lease liabilities (Tables)	3 Months Ended
Jan. 31, 2022
Disclosure Of Leases [Abstract]
Lease liabilities	The Company has the following lease liabilities as of January 31, 2022.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	6,168,522	5,120,905	4,212,169	3,942,280	3,857,699	15,288,184	38,589,759
Equipment	45,704	43,344	43,344	33,662	19,666	3,134	188,854
Total	6,214,226	5,164,249	4,255,513	3,975,942	3,877,365	15,291,318	38,778,613

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	4,557,725	25,876,441	30,434,166
Equipment	16,845	131,211	148,056
Total	4,574,570	26,007,652	30,582,222
The Company has the following lease liabilities as of October 31, 2021.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	4,468,877	4,590,357	3,741,940	3,332,312	3,290,786	16,302,071	35,726,343
Equipment	48,898	44,044	44,044	42,384	21,022	7,835	208,227
Total	4,517,775	4,634,401	3,785,984	3,374,696	3,311,808	16,309,906	35,934,570

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	2,836,348	26,366,448	29,202,796
Equipment	32,447	129,626	162,073
Total	2,868,795	26,496,074	29,364,869